AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Unaffiliated Funds**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	12,461,624	$344,314,684
American Funds Insurance Series - Growth Fund (Class 1)	1,625,048	202,302,174
American Funds Insurance Series - Growth-Income Fund (Class 1)	4,706,727	277,273,288
Bond Fund of America (The) (Class R6)	19,314,148	257,650,728
New Perspective Fund (Class R6)	4,299,271	266,081,906

Total Long-Term Investments (cost $1,068,202,917)		1,347,622,780

Short-Term Investment — 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,753,219)(wb)	1,753,219	1,753,219

TOTAL INVESTMENTS—100.0% (cost $1,069,956,136)		1,349,375,999

Liabilities in excess of other assets — (0.0)%		(131,658)

Net Assets — 100.0%		$1,349,244,341

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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